                                         SEMIANNUAL REPORT    JUNE 30, 2001

Prudential
Global Total Return Fund, Inc.

FUND TYPE Global/International bond

OBJECTIVE Total return, made up of current income and capital appreciation

(GRAPHIC)

The views expressed in this report and information about the Fund's portfolio holdings are for the period covered by this report and are subject to change thereafter.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

(LOGO)

Prudential Financial is a service mark of Prudential, Newark, NJ, and its affiliates.

Build on the Rock

INVESTMENT GOALS AND STYLE
The Prudential Global Total Return Fund, Inc. (the
Fund) seeks total return made up of current income and capital appreciation. The Fund invests primarily in intermediate-term, investment-grade debt securities issued around the world. The Fund invests at least 65% of its total assets in income-producing debt securities of the United States and foreign corporations and governments, including developing countries. The Fund can invest up to 35% of its total assets in bonds rated below investment grade with a minimum rating of "C" by Standard & Poor's, or of comparable quality in our view. Lower-rated securities carry a greater risk of loss of principal and interest than higher-rated securities. There are special risks associated with foreign investing, including social, political and currency risks, as well as potential illiquidity. There can be no assurance that the Fund will achieve its investment objective.

Ten Largest Issuers

    Expressed as a percentage of
    net assets as of 6/30/01

    9.8%    Prudential Core Investment Fund -
           Taxable Money Market Series
    7.8    United Kingdom Treasury Bonds

    6.9    United States Treasury Notes

    5.9    German Government Bonds

    5.3    Swedish Government Bonds

    4.4    Canadian Government Bonds

    3.6    Osprey Trust

    2.8    New Zealand Government Bonds

    2.5    Korea Electric Power Co.

    2.2    Spanish Government Bonds

Holdings are subject to change.

                                     www.prudential.com     (800) 225-1852

Performance at a Glance

Cumulative Total Returns1                        As of 6/30/01

                                    Six     One     Five      Ten      Since
                                   Months   Year    Years    Years    Inception2
Class A                            -0.60%   3.01%   21.81%    91.76%    240.30%
Class B                            -0.84    2.35    18.49      N/A       22.79
Class C                            -0.84    2.35    18.49      N/A       22.79
Class Z                            -0.48    3.29     N/A       N/A       14.46
Lipper Global Income Fund Avg.3    -0.53    1.98     20.63    75.09      ***

Average Annual Total Returns1                       As of 6/30/01

                     One     Five     Ten       Since
                    Year     Years    Years   Inception2
    Class A        -1.11%    3.18%    6.29%     8.22%
    Class B        -2.65     3.28     N/A       3.68
    Class C         0.32     3.24     N/A       3.64
    Class Z         3.29     N/A      N/A       3.20

Distributions and Yields                     As of 6/30/01

                         Total Distributions       30-Day
                         Paid for Six Months      SEC Yield
    Class A                    $0.17               4.44%
    Class B                    $0.15               4.11
    Class C                    $0.15               4.07
    Class Z                    $0.18               4.88

Past performance is not indicative of future results. Principal and investment return will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Past performance numbers, with the exception of six-month and one-year returns, do not fully reflect the higher operating expenses incurred since the Fund commenced operations as an open-end mutual fund on January 15, 1996. If these expenses had been applied since the Fund's inception, past performance returns would have been lower. Prior to January 15, 1996, the Fund operated as a closed-end fund with shares being traded on the New York Stock Exchange.

1 Source: Prudential Investments Fund Management LLC and Lipper Inc. The cumulative total returns do not take into account sales charges. The average annual total returns do take into account applicable sales charges. The Fund charges a maximum front-end sales charge of 4% for Class A shares. Class B shares are subject to a declining contingent deferred sales charge (CDSC) of 5%, 4%, 3%, 2%, 1%, and 1% for six years. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class C shares are subject to a front-end sales charge of 1% and a CDSC of 1% for 18 months. Class Z shares are not subject to a sales charge or distribution and service
   (12b-1) fees.
2  Inception dates: Class A, 7/7/86; Class B and
   Class C, 1/15/96; and Class Z, 3/17/97.
3 Lipper average returns are unmanaged and are based on the average return of all funds in each share class for the six-month, one-, five-, and ten-year periods in the Lipper Global Income Fund category.
   Funds in the Lipper Global Income category invest primarily in U.S. dollar debt securities of issuers located in at least three countries, one of which may be the United States.
***Lipper Since Inception returns are 183.80% for
   Class A, 20.88% for Class B and Class C, and 13.43% for Class Z, based on all funds in each share class.

(LOGO)                                   August 14, 2001

DEAR SHAREHOLDER,
Global bond markets took a breather in the first half of 2001 after posting solid gains in the second half of 2000. In the United States, further softening of the economy prompted aggressive easing of short-term interest rates by the Federal Reserve
(the Fed). In Europe and Japan, short-term rates edged slightly lower. Meanwhile, longer-term rates moved higher in the United States and Europe, as investors anticipated the eventual stimulative effects of easier monetary policy. Of the Fund's three major markets for government securities, only
Japan produced significant positive returns during the period.

Overall, U.S. corporate bonds aided the Fund's returns, while big declines in the Japanese yen and especially the euro detracted from its performance, as did European high-yield securities. June was especially damaging for our high-yield holdings in the telecommunications sector, as investors responded to disappointing economic and corporate news by scaling back their exposure to riskier investments such as high-yield securities, also known as junk bonds.

For the six months ended June 30, 2001, the Prudential Global Total Return Fund's Class A shares returned -0.60%, which is -4.58% for investors subject to the Class A shares' initial sales charge.
The Fund's benchmark Lipper Average returned -0.53% for the same period.

We discuss in more detail the factors that contributed to the Fund's performance in the Investment Adviser's
Report that follows.

Sincerely,


David R. Odenath, Jr., President
Prudential Global Total Return Fund, Inc.

Prudential Global Total Return Fund, Inc.
             Semiannual Report    June 30, 2001

INVESTMENT ADVISER'S REPORT

FED CUTS RATES AGGRESSIVELY
Global bond markets posted mixed results in the first half of 2001. A continuation of the slowing trend in world economic activity that began in earnest during the autumn of 2000, along with sharply falling short-term interest rates in the United States, were the primary factors affecting the markets.

In the United States, the Fed, which some had criticized for not easing monetary policy at its December 2000 meeting, made up for lost time in the first half of 2001 by reducing short-term interest rates six times. Yields on longer-term U.S. government securities, however, rose (and their prices fell) because bond investors expected the Fed rate cuts will in time boost economic growth. For example, the yield on the 10-year Treasury note climbed roughly 30 basis points.
(A basis point is one one-hundredth of a percentage point.)

Meanwhile, the European Central Bank (ECB) cut its key short-term rate from 4.75% to 4.50%. A stubbornly higher inflation rate and a weak currency prevented the ECB from matching the Fed's aggressive stance. Nevertheless, yields on German government bonds rose roughly 25 basis points, reflecting the expectation of more robust economic growth ahead.

In Japan, where the economy is still struggling, short-term rates also declined from 0.15% to zero.
However, a more important development was the shift by Japanese monetary authorities from maintaining certain levels of interest rates to targeting monetary growth. Investors approved of this shift, which helped to spark a rally in Japanese government bonds (JGBs). We took advantage of this rally by reducing our Japanese holdings, as we believe there could be more interest-rate volatility under the new system. We also sold JGBs to avoid being subject to the withholding tax on them. We temporarily invested some of the proceeds from selling JGBs into the Prudential Core Investment Fund, which greatly increased our position in that money market series.

Prudential Global Total Return Fund, Inc.
     Semiannual Report    June 30, 2001

EUROPEAN AND U.S. HIGH-YIELD HOLDINGS DIVERGE
The Fund's European high-yield holdings detracted from performance during the period, especially in June. Primarily a telecommunications-based market,
European high-yield securities reflected the continuing bad earnings news in the telecom sector, which is struggling with excess capacity.

In the United States, high-yield debt securities did much better owing to a higher concentration of "Old
Economy" issues, and we added selectively to our positions in this market during the second quarter.
Our research indicates that we could be nearing the end of the trend of rising default rates, which tend to scare off high-yield investors. Our expectation of improving economic conditions allowed us to feel comfortable with going out slightly further on the credit-risk spectrum during the period.

Our investment-grade corporate holdings added modestly to the Fund's performance, as the benefits derived from shrinking yield differentials within the investment-grade corporate sector were mostly offset by rising yields in the government bond markets. We added to our holdings in investment-grade corporate securities during the period, bringing the Fund's allocation up to approximately one-quarter of total assets at the end of June.

Currency movements primarily worked against us during the period. The most damaging factor was the euro, which continued to weaken against the dollar after rallying sharply near the end of 2000. On average, our European holdings were about 50% hedged for currency risk, so we absorbed a good deal of the euro's decline. With the U.S. economy's growth rate and U.S. short-term interest rates both below those of Europe at period end, however, we feel that the downside risk for the euro is minimal, and the upside potential is significant.

On the other hand, we began the period with our Japanese currency risk fully hedged, as we foresaw trouble ahead for the yen. For a brief time, the yen appeared to be bottoming against the U.S. dollar, and we lifted part of our hedge. When the yen resumed its decline, we reinstated a fully hedged position, which helped the Fund's performance significantly.

                                www.prudential.com    (800) 225-1852

We reduced the average duration of the Fund's holdings early in the period. (Duration is a measure of a portfolio's sensitivity to changes in the level of interest rates. It is expressed in years.) We did this, first of all, to reduce the Fund's volatility.
Intermediate-term securities are less sensitive to movements in interest rates than the long end of the market, and it is our goal to provide attractive returns without excessive volatility. Second, longer-term yields, especially in the United States, had declined substantially late in 2000 in response to rapidly slowing economic growth, and we anticipated that yields might rebound once the Fed had implemented a series of rate cuts. This move also worked out well, as our lower average duration helped to mitigate the negative effect of rising longer-term yields during the period.

LOOKING AHEAD
We expect global bond markets to perform unevenly over the near term. Foreign debt markets may do better than the U.S. debt market, where sharply lower short-term rates and income tax rebates could help to stoke a rebound in the economy. Within the U.S. fixed-income market, we expect corporate bonds, particularly high-yield bonds, to outperform
Treasuries. Even a modest economic recovery could boost corporate bond prices, and we believe the value of many of our corporate bond positions should become more apparent as the recovery scenario unfolds.

In Europe, we expect the bond market to benefit from moderate economic growth and more favorable currency conditions. Japan, however, is in the process of implementing financial reforms that could do more harm than good to that nation's economy in the short term. We will continue to monitor this situation carefully. While we plan to continue to invest a portion of the Fund's assets in Japanese securities, the precarious state of the Japanese economy requires careful attention to both credit and currency risk.

Prudential Global Total Return Fund Management Team

       Prudential Global Total Return Fund, Inc.
             Portfolio of Investments as of June 30, 2001 (Unaudited)

Principal
Amount                                                                US$
(000)               Description                                       Value (Note 1)
------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS  86.6%
------------------------------------------------------------------------------------------
Canada  4.4%
                    Canadian Government Bonds,
  CAD    6,751      6.00%, 9/1/05                                     $    4,506,027
           660      8.75%, 12/1/05                                           486,064
         9,502      5.75%, 9/1/06                                          6,270,245
                                                                      --------------
                                                                          11,262,336
-------------------------------------------------------------------------------------
Eurobonds  25.3%
  EUR    1,250      Antenna TV S.A.,
                     9.75%, 7/1/08                                         1,059,187
         4,520      Austrian Government Bonds,
                     4.00%, 7/15/09                                        3,521,322
                    Belgian Government Bonds,
         2,412      8.50%, 10/1/07                                         2,410,876
           690      7.50%, 7/29/08                                           663,193
         1,480      Callahan Nordrhein Westfalen,
                     14.125%, 7/15/11                                      1,091,048
           480      Esat Telecom Group PLC,
                     11.875%, 11/1/09                                        497,550
         1,843      Flag Telecom Holdings Ltd.,
                     11.625%, 3/30/10                                      1,065,056
         3,240      French Government Bonds,
                     8.50%, 4/25/23                                        3,671,991
                    German Government Bonds,
        16,480      7.375%, 1/3/05                                        15,221,116
         5,686      5.00%, 5/20/05                                         4,897,529
         1,280      4.50%, 7/4/09                                          1,047,189
         5,075      6.50%, 7/4/27                                          4,723,880
         1,350      Messer Griesham Holdings AG,
                     10.375%, 6/1/11                                       1,195,399
                    Italian Government Bonds,
         2,700      8.75%, 7/1/06                                          2,675,177
           605      6.75%, 7/1/07                                            558,272
         2,000      4.25%, 11/1/09                                         1,575,054
         6,460      6.00%, 5/1/31                                          5,468,407

    6                                      See Notes to Financial Statements

       Prudential Global Total Return Fund, Inc.
             Portfolio of Investments as of June 30, 2001 (Unaudited) Cont'd.

Principal
Amount                                                                US$
(000)               Description                                       Value (Note 1)
------------------------------------------------------------------------------------------
  EUR    9,674      Osprey Trust,
                     6.375%, 1/15/03                                  $    8,312,845
         6,650      Spanish Government Bonds,
                     4.95%, 7/30/05                                        5,679,956
                                                                      --------------
                                                                          65,335,047
-------------------------------------------------------------------------------------
Hungary  0.8%
  HUF  560,000      Hungarian Government Bonds,
                     15.00%, 7/24/01                                       1,952,424
-------------------------------------------------------------------------------------
Japan  0.4%
  Y    130,000      Banque Cent De Tunisie,
                     3.30%, 8/2/10                                         1,099,775
-------------------------------------------------------------------------------------
Netherlands  0.6%
  NLG    2,060      Netia Holdings B.V.,
                     13.75%, 6/15/10                                         977,503
           695      Tele-1 Europe B.V.,
                     12.375%, 2/1/08                                         446,687
           400      United Pan Europe Co.,
                     10.875%, 8/1/09                                         125,407
                                                                      --------------
                                                                           1,549,597
-------------------------------------------------------------------------------------
Sweden  5.3%
                    Swedish Government Bonds,
  SEK  112,550      10.25%, 5/5/03                                        11,294,320
        27,000      5.00%, 1/28/09                                         2,420,493
                                                                      --------------
                                                                          13,714,813
-------------------------------------------------------------------------------------
United Kingdom  13.0%
  BP     3,000      Fresenius Medical Care Capital Trust,
                     7.375%, 6/15/11                                       2,503,919
         1,000      United Biscuits Finance,
                     10.75%, 4/15/11                                       1,488,424
                    United Kingdom Treasury Bonds,
           300(b)   5.00%, 6/7/04                                                416
        13,865      6.75%, 11/26/04                                       20,237,505
         2,270      8.50%, 7/16/07                                         3,678,627

    See Notes to Financial Statements                                      7

       Prudential Global Total Return Fund, Inc.
             Portfolio of Investments as of June 30, 2001 (Unaudited) Cont'd.

Principal
Amount                                                                US$
(000)               Description                                       Value (Note 1)
------------------------------------------------------------------------------------------
  BP     2,500      Abbey National Treasury,
                     8.00%, 4/2/03                                    $    3,629,701
         1,300      Powergen PLC,
                     8.875%, 3/26/03                                       1,903,889
                                                                      --------------
                                                                          33,442,481
-------------------------------------------------------------------------------------
United States  36.8%
Corporate Bonds  20.7%
  US$    1,450      Abbott Laboratories, Inc.,
                     5.125%, 7/1/04                                        1,442,750
         2,000      Allied Waste North America, Inc.,
                     Sr. Notes,
                     7.625%, 1/1/06                                        1,970,000
         1,000      Central Bank Tunisia,
                     7.50%, 9/19/07                                        1,020,000
         1,600      Chonhung Bank, FRN,
                     10.6575%, 1/7/05                                      1,624,000
         1,420      Comcast Cable Communications, Inc.,
                     Exchange Notes,
                     8.125%, 5/1/04                                        1,507,131
         1,370      Delhaize America, Inc.,
                     7.375%, 4/15/06                                       1,399,195
         1,450      EOP Operating Ltd. Partnership, Notes,
                     7.375%, 11/15/03                                      1,503,679
         1,450      Erac USA Finance Co., Notes,
                     6.375%, 5/15/03                                       1,460,918
         4,488      Fideicomiso Petalco,
                     10.16%, 12/23/09                                      4,628,250
         1,100      Flextronics International Ltd.,
                     9.875%, 7/1/10                                        1,100,000
         2,000      Global Crossings Holdings Ltd.,
                     Sr. Notes,
                     9.625%, 5/15/08                                       1,580,000
           400      Hanvit Bank,
                     12.75%, 3/1/10                                          429,227

    8                                      See Notes to Financial Statements

       Prudential Global Total Return Fund, Inc.
             Portfolio of Investments as of June 30, 2001 (Unaudited) Cont'd.

Principal
Amount                                                                US$
(000)               Description                                       Value (Note 1)
------------------------------------------------------------------------------------------
  US$    1,000      HMH Properties, Inc.,
                     Sr. Notes, Ser. A,
                     7.875%, 8/1/05                                   $      977,500
         2,530      Industrial Bank of Korea,
                     8.375%, 9/30/02                                       2,618,550
         2,830      Kaztransoil,
                    8.50%, 7/6/06                                          2,810,473
         4,910      Korea Development Bank,
                     6.625%, 11/21/03                                      4,951,735
                    Korea Electric Power Corp.,
         1,094      7.00%, 10/1/02                                         1,109,491
         6,530      6.375%, 12/1/03                                        6,569,180
           220      Korea Exchange Bank,
                     13.75%, 6/30/10                                         239,250
         1,500      Lear Corp.,
                     8.125%, 4/1/08                                        1,289,455
         1,505      Level 3 Communications, Inc.,
                     10.75%, 3/15/08                                         535,610
           500      Millennium America, Inc.,
                     9.25%, 6/15/08                                          497,500
         1,420      Northrop Grumman Corp.,
                     8.625%, 10/15/04                                      1,516,219
           568      NTL Communications Corp.,
                     12.375%, 2/1/08                                         360,008
         2,765      Partner Communications Co. Ltd.,
                     13.00%, 8/15/10                                       2,460,850
         1,450      Philip Morris Co., Inc.,
                     6.80%, 12/1/03                                        1,483,408
         1,450      Raytheon Co., Notes,
                     6.45%, 8/15/02                                        1,455,084
         1,450      Sprint Capital Corp.,
                     5.875%, 5/1/04                                        1,417,912
         2,000      Tyco International Group, Inc.,
                     Gtd. Notes,
                     6.375%, 2/15/06                                       2,006,160

    See Notes to Financial Statements                                      9

       Prudential Global Total Return Fund, Inc.
             Portfolio of Investments as of June 30, 2001 (Unaudited) Cont'd.

Principal
Amount                                                                US$
(000)               Description                                       Value (Note 1)
------------------------------------------------------------------------------------------
  US$    1,420      Worldcom, Inc., Notes,
                     6.50%, 5/15/04                                   $    1,422,272
                                                                      --------------
                                                                          53,385,807
-------------------------------------------------------------------------------------
Sovereign Bonds  9.2%
         2,304      Argentine Government Bonds, FRN,
                     5.5625%, 3/31/05                                      1,886,515
         2,955      Brazilian Government Bonds,
                     8.00%, 4/15/14, Ser. C                                2,186,984
           900      Bulgarian Government Bonds,
                     6.3125%, 7/28/11                                        706,500
           230      Colombian Government Bonds,
                     11.75%, 2/25/20                                         219,075
         4,454      Croatian Government Bonds,
                     6.25%, 7/31/06                                        4,375,929
         1,850      Egyptian Government Bonds,
                     8.75%, 7/11/11                                        1,854,255
         2,000      Embotelladora Andina S.A.,
                     7.875%, 10/1/97                                       1,630,000
           500      Jamaican Government Bonds,
                     9.625%, 7/2/02                                          508,438
         2,100      Lithuanian Government Bonds,
                     7.125%, 7/22/02                                       2,131,269
         1,810      Panamanian Government Bonds,
                     9.375%, 4/1/29                                        1,837,150
           220      Phillipino Government Bonds,
                     9.875%, 1/15/19                                         192,003
                    Russian Federation Bonds,
         3,750      Zero Coupon, 3/31/30                                   1,776,562
         2,600      5.00%, 3/31/30                                         1,228,500
           560      Turkish Government Bonds,
                     11.75%, 6/15/10                                         489,328
         1,950      United Mexican States,
                     8.375%, 1/14/11                                       1,959,750
           774      Venezuelan Government Bonds,
                     4.75%, 12/18/07                                         654,780
                                                                      --------------
                                                                          23,637,038

    10                                     See Notes to Financial Statements

       Prudential Global Total Return Fund, Inc.
             Portfolio of Investments as of June 30, 2001 (Unaudited) Cont'd.

Principal
Amount                                                                US$
(000)               Description                                       Value (Note 1)
------------------------------------------------------------------------------------------
U.S. Government Obligations  6.9%
                    United States Treasury Notes,
  US$    1,760      6.75%, 5/15/05                                    $    1,873,837
        15,380      5.625%, 5/15/08                                       15,985,511
                                                                      --------------
                                                                          17,859,348
                                                                      --------------
                    Total United States investments                       94,882,193
                                                                      --------------
                    Total long-term investments (cost
                     US$232,221,481)                                     223,238,666
                                                                      --------------
SHORT-TERM INVESTMENTS  15.0%
-------------------------------------------------------------------------------------
Eurobonds  0.2%
  EUR      500      City of Sofia,
                     9.75%, 6/3/02                                           426,853
-------------------------------------------------------------------------------------
New Zealand  2.7%
  NZD   17,290      New Zealand Government Bonds,
                     10.00%, 3/15/02                                       7,164,601
-------------------------------------------------------------------------------------
Russia  0.3%
  RUB   23,400      European Bank of Reconstruction Development,
                     Zero Coupon, 5/28/02                                    668,331
-------------------------------------------------------------------------------------
United States  11.4%
Corporate Bonds  0.3%
  US$      750      Banco del Estado Chile,
                     8.39%, 8/1/01                                           751,320
-------------------------------------------------------------------------------------
Sovereign Bonds  1.1%
         2,750      Sultan of Oman,
                     7.125%, 3/20/02                                       2,796,766

    See Notes to Financial Statements                                     11

       Prudential Global Total Return Fund, Inc.
             Portfolio of Investments as of June 30, 2001 (Unaudited) Cont'd.

Principal
Amount                                                                US$
(000)               Description                                       Value (Note 1)
------------------------------------------------------------------------------------------
U.S. Government Obligations  0.2%
                    United States Treasury Bills,
  US$      100D     3.50%(a), 7/5/01                                  $       99,952
           180D     3.36%(a), 7/12/01                                        179,800
           230      5.45%(a), 10/4/01                                        226,702
                                                                      --------------
                                                                             506,454
                                                                      Shares
-----------------------------------------------------------------------------------
Mutual Funds  9.8%
                    Prudential Core Investment
                     Fund-Taxable Money Market
                     Series (Note 3)                     25,404,603        25,404,603
                                                                       --------------
                    Total United States
                     investments                                           29,459,143
                                                                       --------------
                                                     Contracts
-----------------------------------------------------------------------------------
Outstanding Options Purchased  0.4%
Call Options
                    Euros,
                     expiring 7/20/01                     5,980,000            42,930
                    Japanese Yen,
                     expiring 7/20/01                 2,502,300,000         1,004,955
                                                                       --------------
                    Total outstanding options
                     purchased (premiums
                     US$978,281)                                            1,047,885
                                                                       --------------
                    Total short-term Investments
                     (cost US$40,471,505)                                  38,766,813
                                                                       --------------
                    Total Investments  101.6%
                     (cost $272,692,986; Note 4)                          262,005,479
                    Liabilities in excess of other
                     assets  (1.6%)                                        (4,092,633)
                                                                       --------------
                    Net Assets  100%                                   $  257,912,846
                                                                       --------------
                                                                       --------------

    12                                     See Notes to Financial Statements

       Prudential Global Total Return Fund, Inc.
             Portfolio of Investments as of June 30, 2001 (Unaudited) Cont'd.

The industry classification of portfolio holdings and other assets shown as a percentage of net assets as of June 30, 2001 was as follows:

Foreign Government Bonds...............................................   53.8%
U.S. Government Bonds..................................................    7.1
Banking................................................................    5.2
Conglomerate...........................................................    4.6
Financial Services.....................................................    3.7
Telecommunication......................................................    3.6
Electronics............................................................    3.1
Real Estate............................................................    2.8
Chemicals..............................................................    1.7
Aerospace/Defense......................................................    1.7
Cable..................................................................    1.5
Medical................................................................    1.5
Food & Beverage........................................................    1.1
Currency Options.......................................................    0.4
Other assets in excess of liabilities
  (including Prudential Core Investment Fund--Taxable Money Market)....    8.2
                                                                         -----
                                                                         100.0%
                                                                         -----
                                                                         -----

------------------------------
Portfolio securities are classified according to the security's currency denomination.
(a) Percentages quoted represent yield-to-maturity as of purchase date.
(b) Figure is actual and not rounded to nearest thousand.
D Pledged as initial margin on financial futures contracts.
AG--Aktiengesellschaft (German Company).
B.V.--Beloten Vennootschap (Dutch Company).
FRN--Floating Rate Note.
PLC--Public Liability Company (British Company).
S.A.--Sociedad Anomima (Spanish Company).
BP--Pound Sterling.
Y--Japanese Yen.
CAD--Canadian Dollar.
EUR--Euro.
HUF--Hungarian Forint.
NLG--Dutch Guilder.
NZD--New Zealand Dollar.
RUB--Russian Ruble.
SEK--Swedish Krona.

    See Notes to Financial Statements                                     13

       Prudential Global Total Return Fund, Inc.
             Statement of Assets and Liabilities (Unaudited)

                                                                    June 30, 2001
---------------------------------------------------------------------------------------
ASSETS
Investments, at value (cost $272,692,986)                           $ 262,005,479
Foreign currency, at value (cost $19,571)                                  19,605
Interest receivable                                                     5,022,115
Unrealized appreciation on forward currency contracts                   1,598,432
Receivable for investments sold                                           357,972
Receivable for Fund shares sold                                            67,074
Variation margin-due from broker                                           66,840
Other assets                                                               10,506
                                                                    -------------
      Total assets                                                    269,148,023
                                                                    -------------
LIABILITIES
Payable to custodian                                                    1,433,504
Payable for investments purchased                                       7,328,217
Unrealized depreciation on forward currency contracts                   1,414,423
Payable for Fund shares reacquired                                        439,701
Accrued expenses and other liabilities                                    399,592
Management fee payable                                                    161,761
Distribution fee payable                                                   54,775
Withholding tax payable                                                     3,204
                                                                    -------------
      Total liabilities                                                11,235,177
                                                                    -------------
NET ASSETS                                                          $ 257,912,846
                                                                    -------------
                                                                    -------------
Net assets were comprised of:
   Common stock, at par                                             $     374,759
   Paid-in capital in excess of par                                   302,190,681
                                                                    -------------
                                                                      302,565,440
   Distributions in excess of net investment income                       (28,305)
   Accumulated net realized loss on investment and
      foreign currency transactions                                   (33,898,029)
   Net unrealized depreciation on investments and foreign
      currencies                                                      (10,726,260)
                                                                    -------------
Net assets, June 30, 2001                                           $ 257,912,846
                                                                    -------------
                                                                    -------------

    14                                     See Notes to Financial Statements

       Prudential Global Total Return Fund, Inc.
             Statement of Assets and Liabilities (Unaudited) Cont'd.

                                                                    June 30, 2001
---------------------------------------------------------------------------------------
Class A:
   Net asset value and redemption price per share ($237,508,314 /
      34,514,191 shares of common stock issued and
      outstanding)                                                          $6.88
   Maximum sales charge (4% of offering price)                                .29
                                                                    -------------
   Maximum offering price to public                                         $7.17
                                                                    -------------
                                                                    -------------
Class B:
   Net asset value, offering price and redemption price per
      share ($7,543,250 / 1,094,989 shares of common stock
      issued and outstanding)                                               $6.89
                                                                    -------------
                                                                    -------------
Class C:
   Net asset value and redemption price per share ($590,747 /
      85,754 shares of common stock issued and outstanding)                 $6.89
   Maximum sales charge (1% of offering price)                                .07
                                                                    -------------
   Maximum offering price to public                                         $6.96
                                                                    -------------
                                                                    -------------
Class Z:
   Net asset value, offering price and redemption price per
      share ($12,270,535 / 1,780,938 shares of common stock
      issued and outstanding)                                               $6.89
                                                                    -------------
                                                                    -------------

    See Notes to Financial Statements                                     15

       Prudential Global Total Return Fund, Inc.
             Statement of Operations (Unaudited)

                                                                     Six Months
                                                                        Ended
                                                                    June 30, 2001
---------------------------------------------------------------------------------------
NET INVESTMENT INCOME
Income
   Interest (net of foreign withholding taxes of $4,384)            $   7,910,181
                                                                    -------------
Expenses
   Management fee                                                         873,848
   Distribution fee--Class A                                              268,696
   Distribution fee--Class B                                               24,654
   Distribution fee--Class C                                                1,747
   Transfer agent's fees and expenses                                     314,000
   Custodian's fees and expenses                                          139,000
   Reports to shareholders                                                 84,000
   Legal fees and expenses                                                 37,000
   Audit fee and expenses                                                  18,000
   Registration fees                                                       13,000
   Directors' fees                                                          7,000
   Miscellaneous                                                           25,148
                                                                    -------------
      Total expenses                                                    1,806,093
                                                                    -------------
Net investment income                                                   6,104,088
                                                                    -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN
CURRENCY TRANSACTIONS
Net realized gain (loss) on:
   Investment transactions                                               (348,623)
   Foreign currency transactions                                       (1,351,239)
   Financial futures contract transactions                                365,818
                                                                    -------------
                                                                       (1,334,044)
                                                                    -------------
Net change in unrealized appreciation (depreciation) on:
   Investments                                                         (9,302,230)
   Foreign currencies                                                   1,439,700
   Financial futures contracts                                            (45,121)
                                                                    -------------
                                                                       (7,907,651)
                                                                    -------------
Net loss on investments and foreign currencies                         (9,241,695)
                                                                    -------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                $  (3,137,607)
                                                                    -------------
                                                                    -------------

    16                                     See Notes to Financial Statements

       Prudential Global Total Return Fund, Inc.
             Statement of Changes in Net Assets (Unaudited)

                                                  Six Months            Year
                                                     Ended              Ended
                                                 June 30, 2001    December 31, 2000
-----------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations
   Net investment income                         $   6,104,088      $  14,005,384
   Net realized loss on investment and foreign
      currency transactions                         (1,334,044)       (23,032,859)
   Net change in unrealized appreciation
      (depreciation) on investments and
      foreign currency transactions                 (7,907,651)        16,251,108
                                                 -------------    -----------------
   Net increase (decrease) in net assets
      resulting from operations                     (3,137,607)         7,223,633
                                                 -------------    -----------------
Dividends and distributions (Note 1)
   Dividends from net investment income
      Class A                                       (5,208,549)                --
      Class B                                         (142,988)                --
      Class C                                          (10,722)                --
      Class Z                                         (280,492)                --
                                                 -------------    -----------------
                                                    (5,642,751)                --
                                                 -------------    -----------------
   Tax return of capital distributions
      Class A                                               --        (12,476,703)
      Class B                                               --           (338,030)
      Class C                                               --            (21,336)
      Class Z                                               --           (644,921)
                                                 -------------    -----------------
                                                            --        (13,480,990)
                                                 -------------    -----------------
Fund share transactions (Net of share
   conversions) (Note 5 and 6)
   Net proceeds from shares sold                    58,200,776         10,743,153
   Net asset value of shares issued in
      reinvestment of dividends and
      distributions                                  2,650,572          5,948,995
   Cost of shares reacquired                       (19,378,420)       (63,981,415)
                                                 -------------    -----------------
   Increase (decrease) in net assets from Fund
      share transactions                            41,472,928        (47,289,267)
                                                 -------------    -----------------
Total increase (decrease)                           32,692,570        (53,546,624)
NET ASSETS
Beginning of period                                225,220,276        278,766,900
                                                 -------------    -----------------
End of period                                    $ 257,912,846      $ 225,220,276
                                                 -------------    -----------------
                                                 -------------    -----------------

    See Notes to Financial Statements                                     17

       Prudential Global Total Return Fund, Inc.
             Notes to Financial Statements (Unaudited)

      Prudential Global Total Return Fund, Inc. (the 'Fund') is an open-end, non-diversified management investment company. The Fund's investment objective is to seek total return made up of current income and capital appreciation. The Fund seeks to achieve this objective by investing at least 65% of its total assets in income-producing debt securities issued by the U.S. and foreign governments, supranational organizations, semi-government entities or governmental agencies, authorities or instrumentalities and short-term bank debt securities or bank deposits. The Fund looks primarily for investment-grade securities denominated in U.S. dollars and in foreign currencies.

Note 1. Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

      Securities Valuation:    In valuing the Fund's assets, quotations of
foreign securities in a foreign currency are converted to U.S. dollar equivalents at the then current currency value. Portfolio securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed to be over-the-counter, are valued on the basis of valuations provided by an independent pricing agent or principal market makers. Any security for which the primary market is on an exchange or NASDAQ National Market System Securities are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last bid and asked prices on such day or at the bid price on such day in the absence of an asked price. Forward currency exchange contracts are valued at the current cost of covering or offsetting the contract on the day of valuation. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors of the Fund.

      All securities are valued as of 4:15 p.m. New York time.

      Short-term securities which mature in more than 60 days are valued at current market quotations. Short-term securities which mature in 60 days or less are valued at amortized cost.

      Foreign Currency Translation:    The books and records of the Fund are
maintained in United States dollars. Foreign currency amounts are translated into United States dollars on the following basis:

      (i) market value of investment securities, other assets and liabilities--at the current rates of exchange.

      (ii) purchases and sales of investment securities, income and expenses--at the rates of exchange prevailing on the respective dates of such transactions.

       Prudential Global Total Return Fund, Inc.
             Notes to Financial Statements (Unaudited) Cont'd.

      Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of the securities held at period-end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term debt securities sold during the period. Accordingly, such realized foreign currency gains and losses are included in the reported net realized gains on investment transactions.

      Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from sales and maturities of short-term securities and forward currency contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of interest, discount and foreign taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net currency gains and losses from valuing foreign currency denominated assets (excluding investments) and liabilities at period-end exchange rates are reflected as a component of net unrealized appreciation or depreciation on investments and foreign currencies.

      Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. companies as a result of, among other factors, the possibility of political or economic instability and the level of governmental supervision and regulation of foreign securities markets.

      Financial Futures Contracts:    A financial futures contract is an
agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the 'initial margin.' Subsequent payments, known as 'variation margin,' are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss. When the contract expires or is closed, the gain or loss is realized and is presented in the statement of operations as net realized gain (loss) on financial futures contracts.

      The Fund invests in financial futures contracts in order to hedge existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value
                                                                          19

       Prudential Global Total Return Fund, Inc.
             Notes to Financial Statements (Unaudited) Cont'd.

caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts and the underlying hedged assets.

      Options:    The Fund may either purchase or write options in order to
hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates with respect to securities which the Fund currently owns or intends to purchase. When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an investment. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The investment or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Fund realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is an adjustment to the proceeds from the sale or the cost basis of the purchase in determining whether the Fund has realized a gain or loss. The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in net realized gain (loss) on investment transactions. Gain or loss on written options is presented separately as net realized gain (loss) on written option transactions.

      The Fund, as writer of an option, has no control over whether the underlying securities or currencies may be sold (called) or purchased (put). As a result, the Fund bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. The Fund, as purchaser of an option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts.

      Forward Currency Contracts:    A forward currency contract is a commitment
to purchase or sell a foreign currency at a future date at a negotiated forward rate. The Fund enters into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency. The contracts are valued daily at current exchange rates and any unrealized gain or loss is included in net unrealized appreciation or depreciation on investments and foreign currencies. Gain or loss is realized on the settlement date of the contract equal to the difference between the settlement value of the original and renegotiated forward contracts. This gain or loss, if any, is included in net realized gain (loss) on foreign currency transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

       Prudential Global Total Return Fund, Inc.
             Notes to Financial Statements (Unaudited) Cont'd.

      Security Transactions and Net Investment Income:    Security transactions
are recorded on the trade date. Realized and unrealized gains and losses from security and currency transactions are calculated on the identified cost basis. Interest income, which is comprised of three elements: stated coupon, original issue discount and market discount, is recorded on the accrual basis. Expenses are recorded on the accrual basis, which may require the use of certain estimates by management.

      Effective January 1, 2001, the AICPA Audit and Accounting Guide for Investment Companies requires the amortization of discount or premium on debt securities. Prior to January 1, 2001, the Fund did not amortize premiums on debt securities. Adopting this accounting principle does not affect the Fund's net asset value, but could change the classification of certain amounts between interest income and realized gain/loss in the Statement of Operations. The Fund has determined that the impact of adopting this principle is not material to the financial statements.

      Net investment income (other than distribution fees), and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

      Taxes:    It is the Fund's policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income or excise tax provision is required.

      Withholding taxes on foreign interest have been provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates.

      Dividends and Distributions:    Dividends are declared and paid quarterly.
Distributions of capital gains, if any, will be declared at least annually. Dividends and distributions are recorded on the ex-dividend date.

      Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign currency transactions.

Note 2. Agreements
The Fund has a management agreement with Prudential Investments Fund Management LLC ('PIFM'). Pursuant to this agreement, PIFM has responsibility for all investment advisory services and supervises the subadviser's performance of such services. PIFM has entered into a subadvisory agreement with The Prudential Investment Corporation ('PIM'), formerly known as The Prudential Investment Corporation ('PIC').
                                                                          21

       Prudential Global Total Return Fund, Inc.
             Notes to Financial Statements (Unaudited) Cont'd.

The subadvisory agreement provides that the subadvisor will furnish investment advisory services in connection with the management of the Fund. In connection therewith, the subadviser is obligated to keep certain books and records of the Fund. PIFM continues to have responsibility for all investment advisory services pursuant to the management agreement and supervises the subadviser's performance of such services. The subadviser is reimbursed by PIFM for the reasonable costs and expenses incurred by the subadviser in furnishing those services. PIFM pays for the services of PIC, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

      The management fee paid PIFM is computed daily and payable monthly at an annual rate of .75 of 1% of the Fund's average daily net assets up to $500 million, .70 of 1% of such assets between $500 million and $1 billion, and .65 of 1% of such assets in excess of $1 billion.

      The Fund has a distribution agreement with Prudential Investment Management Services LLC ('PIMS'), which acts as the distributor of the Class A, B, C and Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund's Class A, Class B and Class C shares, pursuant to plans of distribution (the 'Class A, B and C Plans'), regardless of expenses actually incurred by them. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

      Pursuant to the Class A, B and C Plans, the Fund compensates PIMS for distribution-related activities at an annual rate of up to .30 of 1%, 1% and 1% of the average daily net assets of the Class A, B, and C shares, respectively. Such expenses under the Plans were .25 of 1%, .75 of 1% and .75 of 1% of the average daily net assets of the Class A, B and C shares, respectively, for the six months ended June 30, 2001.

      PIMS has advised the Fund that it has received approximately $7,500 and $500 in front-end sales charges resulting from sales of Class A and Class C shares, respectively, during the six months ended June 30, 2001. From these fees, PIMS paid such sales charges to dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

      PIMS has advised the Fund that for the six months ended June 30, 2001, it received approximately $7,000 and $30 in contingent deferred sales charges imposed upon certain redemptions by Class B and Class C shareholders, respectively.

      PIFM, PIC, PIM and PIMS are indirect, wholly owned subsidiaries of The Prudential Insurance Company of America ('Prudential').

       Prudential Global Total Return Fund, Inc.
             Notes to Financial Statements (Unaudited) Cont'd.

      The Fund, along with other affiliated registered investment companies (the 'Funds'), entered into a syndicated credit agreement ('SCA') with an unaffiliated lender. The maximum commitment under the SCA is $500 million. Interest on any such borrowings will be at market rates. The Funds pay a commitment fee of .080 of 1% of the unused portion of the credit facility. The commitment fee is accrued and paid quarterly on a pro rata basis by the Funds. The expiration date of the SCA is March 9, 2002. Prior to March 7, 2001, the maximum commitment was $1 billion and the commitment fee was .08 of 1% of the unused portion of the credit facility. The purpose of the agreement is to serve as an alternative source of funding for capital share redemptions. The Fund did not borrow any amounts pursuant to the SCA during the six months ended
June 30, 2001.

Note 3. Other Transactions with Affiliates
Prudential Mutual Fund Services LLC ('PMFS'), an affiliate of PIFM and an indirect wholly owned subsidiary of Prudential, serves as the Fund's transfer agent and during the six months ended June 30, 2001, the Fund incurred fees of approximately $277,600 for the services of PMFS. As of June 30, 2001, approximately $52,000 of such fees were due to PMFS. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to nonaffiliates.

      Investment in the Core Funds: The Fund invests in the Taxable Money Market Series (the 'Series'), a portfolio of Prudential Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PIFM. During the six months ended June 30, 2001, the Fund earned $274,644 from the Series by investing its excess cash.

Note 4. Portfolio Securities
Purchases and sales of investment securities, other than short-term investments for the six months ended June 30, 2001, aggregated $334,780,515 and $303,364,960, respectively.

      During the six months ended June 30, 2001, the Fund entered into financial future contracts. Details of open contracts at June 30, 2001 are as follows:

                                                     Value at        Value at         Unrealized
Number of                            Expiration        Trade         June 30,        Appreciation
Contracts            Type               Date           Date            2001         (Depreciation)
---------     -------------------    -----------    -----------     -----------     ---------------
                Long Position:
    80             Eurobond          Sept. 2001     $ 8,441,584     $ 8,420,000        $ (21,584)
    12          5yr. US T-Notes      Sept. 2001       1,250,625       1,242,000           (8,625)
    12              UK Gilt          Sept. 2001       1,368,951       1,348,480          (20,471)

                                                                          23

       Prudential Global Total Return Fund, Inc.
             Notes to Financial Statements (Unaudited) Cont'd.

                                                     Value at        Value at         Unrealized
Number of                            Expiration        Trade         June 30,        Appreciation
Contracts            Type               Date           Date            2001         (Depreciation)
---------     -------------------    -----------    -----------     -----------     ---------------
                Short Position:
    67         20yr. US T-Bonds      Sept. 2001     $ 8,870,117     $ 8,955,547        $ (85,430)
    14          10yr. Jpn Bonds      Sept. 2001      19,019,262      19,100,691          (81,429)
    52         20yr. US T-Notes      Sept. 2001      10,708,313      10,668,125           40,188
                                                                                    ---------------
                                                                                       $(177,351)
                                                                                    ---------------
                                                                                    ---------------

      At June 30, 2001, the Fund had outstanding forward currency contracts to purchase and sell foreign currencies as follows:

                                                 Value at
    Foreign Currency          Current        Settlement Date        Unrealized         Unrealized
   Purchase Contracts          Value             Payable           Appreciation       Depreciation
------------------------    ------------     ----------------     --------------     --------------
Australian Dollars,
  expiring 7/12/01          $    566,853       $    586,353         $       --        $    (19,500)
Brazilian Reals
  expiring 9/26/01             2,620,546          2,620,000                546                  --
Canadian Dollars,
  expiring 7/18/01             7,913,728          7,886,195             27,533                  --
Danish Krones,
  expiring 7/20/01             1,829,420          1,837,084                 --              (7,664)
Euros,
  expiring
  7/9/01-7/27/01              76,920,532         77,716,021                 --            (795,489)
Japanese Yen,
  expiring 7/8/01             58,072,750         58,627,334                 --            (554,584)
                            ------------     ----------------     --------------     --------------
                            $147,923,829       $149,272,987         $   28,079        $ (1,377,237)
                            ------------     ----------------     --------------     --------------
                            ------------     ----------------     --------------     --------------

                                                 Value at
Foreign Currency              Current        Settlement Date        Unrealized         Unrealized
  Sale Contracts               Value            Receivable         Appreciation       Depreciation
------------------------    ------------     ----------------     --------------     --------------
Canadian Dollars,
  expiring 7/18/01          $ 13,521,336       $ 13,484,150         $       --        $    (37,186)
Euros,
  expiring
  7/9/01-7/27/01             114,848,115        115,508,632            660,517                  --

   24

       Prudential Global Total Return Fund, Inc.
             Notes to Financial Statements (Unaudited) Cont'd.

                                                 Value at
Foreign Currency              Current        Settlement Date        Unrealized         Unrealized
  Sale Contracts               Value            Receivable         Appreciation       Depreciation
------------------------    ------------     ----------------     --------------     --------------
Pound Sterling,
  expiring 7/16/01          $ 24,129,439       $ 24,162,417         $   32,978                  --
Japanese Yen,
  expiring
  7/9/01-7/18/01              59,812,342         60,415,935            603,593                  --
New Zealand Dollars,
  expiring 7/16/01             7,365,337          7,583,335            217,998                  --
Swedish Krona,
  expiring 7/16/01            12,711,198         12,766,465             55,267                  --
                            ------------     ----------------     --------------     --------------
                            $232,387,767       $233,920,934         $1,570,353        $    (37,186)
                            ------------     ----------------     --------------     --------------
                            ------------     ----------------     --------------     --------------

      The United States federal income tax basis of the Fund's investments at June 30, 2001 was $272,896,242 and, accordingly, net unrealized depreciation for United States federal income tax purposes was $10,960,367 (gross unrealized appreciation--$1,657,135; gross unrealized depreciation--$12,617,502).

      For federal income tax purposes, the Fund had a capital loss carryforward as of December 31, 2000, of approximately $32,308,100, of which $22,786,500 expires in 2001, $1,565,600 expires in 2002, $326,200 expires in 2003,
$1,656,400 in 2005, $73,000 in 2006, $827,000 in 2007 and $5,073,400 in 2008.
During the fiscal year ended December 31, 2000, approximately $6,252,600 of the capital loss carryforward expired unused. Accordingly, no capital gains distribution is expected to be paid to shareholders until net gains have been realized in excess of such carryforward. In addition, the Fund has elected to treat net capital losses of $310,465 incurred in the two month period ended December 31, 2000 as having occurred in the current fiscal year.

Note 5. Capital
The Fund offers Class A, Class B, Class C and Class Z shares. Class A shares are sold with a front-end sales charge of up to 4%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a front-end sales charge of 1% and a contingent deferred sales charge of 1% during the first 18 months. Prior to November 2, 1998, Class C shares were sold with a contingent deferred sales charge of 1% during the first year. Class B shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net
                                                                          25

       Prudential Global Total Return Fund, Inc.
             Notes to Financial Statements (Unaudited) Cont'd.

asset value. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

      There are 2 billion authorized shares of common stock at $.01 par value per share, divided equally into Class A, B, C and Z shares.

      Transactions in shares of common stock were as follows:

Class A                                                      Shares          Amount
--------------------------------------------------------   -----------    -------------
Six months ended June 30, 2001:
Shares sold                                                    207,705    $   2,539,108
Shares issued in connection with reorganization (Note 6)     6,870,250       48,585,573
Shares issued in reinvestment of dividends and
  distributions                                                321,084        2,247,879
Shares reacquired                                           (2,260,693)     (16,075,983)
                                                           -----------    -------------
Net increase (decrease) in shares outstanding before
  conversion                                                 5,138,346       37,296,577
Shares issued upon conversion from Class B                      50,146          357,133
                                                           -----------    -------------
Net increase (decrease) in shares outstanding                5,188,492    $  37,653,710
                                                           -----------    -------------
                                                           -----------    -------------
Year ended December 31, 2000:
Shares sold                                                    339,437    $   2,418,211
Shares issued in reinvestment of dividends and
  distributions                                                715,875        5,026,331
Shares reacquired                                           (7,274,279)     (51,553,682)
                                                           -----------    -------------
Net increase (decrease) in shares outstanding before
  conversion                                                (6,218,967)      44,109,140)
Shares issued upon conversion from Class B                      62,581          444,797
                                                           -----------    -------------
Net increase (decrease) in shares outstanding               (6,156,386)   $ (43,664,343)
                                                           -----------    -------------
                                                           -----------    -------------
Class B
--------------------------------------------------------
Six months ended June 30, 2001:
Shares sold                                                    131,313    $     906,726
Shares issued in connection with reorganization (Note 6)       240,424        1,701,181
Shares issued in reinvestment of dividends and
  distributions                                                 17,131          119,978
Shares reacquired                                             (108,830)        (774,323)
                                                           -----------    -------------
Net increase (decrease) in shares outstanding before
  conversion                                                   280,038        1,953,562
Shares reacquired upon conversion into Class A                 (50,146)        (357,133)
                                                           -----------    -------------
Net increase (decrease) in shares outstanding                  229,892    $   1,596,429
                                                           -----------    -------------
                                                           -----------    -------------
Year ended December 31, 2000:
Shares sold                                                    263,866    $   1,866,824
Shares issued in reinvestment of dividends and
  distributions                                                 38,011          267,297
Shares reacquired                                             (449,285)      (3,175,491)
                                                           -----------    -------------
Net increase (decrease) in shares outstanding before
  conversion                                                  (147,408)      (1,041,370)
Shares reacquired upon conversion into Class A                 (62,581)        (444,797)
                                                           -----------    -------------
Net increase (decrease) in shares outstanding                 (209,989)   $  (1,486,167)
                                                           -----------    -------------
                                                           -----------    -------------

       Prudential Global Total Return Fund, Inc.
             Notes to Financial Statements (Unaudited) Cont'd.

Class C                                                      Shares          Amount
--------------------------------------------------------   -----------    -------------
Six months ended June 30, 2001:
Shares sold                                                     10,929    $      80,855
Shares issued in connection with reorganization (Note 6)        21,157          149,698
Shares issued in reinvestment of dividends and
  distributions                                                  1,289            9,027
Shares reacquired                                               (7,300)         (52,275)
                                                           -----------    -------------
Net increase (decrease) in shares outstanding                   26,075    $     187,305
                                                           -----------    -------------
                                                           -----------    -------------
Year ended December 31, 2000:
Shares sold                                                    537,665    $   3,707,719
Shares issued in reinvestment of dividends and
  distributions                                                  2,908           20,478
Shares reacquired                                             (558,150)      (3,851,380)
                                                           -----------    -------------
Net increase (decrease) in shares outstanding                  (17,577)   $    (123,183)
                                                           -----------    -------------
                                                           -----------    -------------
Class Z
--------------------------------------------------------
Six months ended June 30, 2001:
Shares sold                                                    267,334    $   1,845,361
Shares issued in connection with reorganization (Note 6)       337,799        2,392,274
Shares issued in reinvestment of dividends and
  distributions                                                 39,062          273,688
Shares reacquired                                             (348,308)      (2,475,839)
                                                           -----------    -------------
Net increase (decrease) in shares outstanding                  295,887    $   2,035,484
                                                           -----------    -------------
                                                           -----------    -------------
Year ended December 31, 2000:
Shares sold                                                    386,513    $   2,750,399
Shares issued in reinvestment of dividends and
  distributions                                                 90,273          634,889
Shares reacquired                                             (759,544)      (5,400,862)
                                                           -----------    -------------
Net increase (decrease) in shares outstanding                 (282,758)   $  (2,015,574
                                                           -----------    -------------
                                                           -----------    -------------

Note 6. Reorganization
On May 26, 1999, the Board of Directors of the Fund approved an Agreement and Plan of Reorganization (the 'Plan') which provided for the transfer of all of the assets of the Class A, B, C and Z shares of the Prudential International Bond Fund, Inc., in exchange for like shares of the Fund and the Fund's assumption of the liabilities of the Prudential International Bond Fund, Inc.

      The Plan was approved by the shareholders of the Prudential International Bond Fund, Inc. at a shareholder meeting held on August 24, 2000. The reorganization took place on May 4, 2001. The Prudential International Bond Fund, Inc. and the Fund incurred their pro rata share of the costs of reorganization, including the costs of proxy solicitation.
                                                                          27

       Prudential Global Total Return Fund, Inc.
             Notes to Financial Statements (Unaudited) Cont'd.

      The acquisition was accomplished by a tax-free exchange of the following shares:

      Prudential               Prudential Global
      International               Total Return
    Bond Fund, Inc.                Fund, Inc.               Value
Class A       8,055,169      Class A       6,870,250     $48,585,572
    B           279,508            B         240,424       1,701,181
    C            24,596            C          21,157         149,698
    Z           395,963            Z         337,799       2,392,274

      The aggregate net assets and unrealized depreciation of the Prudential International Bond Fund, Inc. immediately before the acquisition were $52,828,725 and $992,362, respectively.

      The aggregate net assets of the Global Total Return Fund, Inc. immediately before the acquisition was $216,456,632.

      The future utilization of the acquired capital loss carryforwards from Prudential International Bond Fund, Inc. in the amount of $1,768,339, will be limited by Section 382 of the Internal Revenue Code of 1986, as amended.

       Prudential Global Total Return Fund, Inc.

                  Financial
                          Highlights

 ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' '
 ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' '
 ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' '
 ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' '
 ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' '
 ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' '

       Prudential Global Total Return Fund, Inc.
             Financial Highlights (Unaudited)

                                                                      Class A
                                                                  ----------------
                                                                  Six Months Ended
                                                                  June 30, 2001(b)
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                  $   7.10
                                                                  ----------------
Income from investment operations
Net investment income                                                      .40
Net realized and unrealized gain (loss) on investment and
   foreign currencies                                                     (.45)
                                                                  ----------------
      Total from investment operations                                    (.05)
                                                                  ----------------
Less distributions
Dividends from net investment income                                      (.17)
Distributions in excess of net investment income                            --
Distributions from net realized capital gains                               --
Tax return of capital distributions                                         --
                                                                  ----------------
      Total distributions                                                 (.17)
                                                                  ----------------
Redemption fee retained by Fund                                             --
                                                                  ----------------
Net asset value, end of period                                        $   6.88
                                                                  ----------------
                                                                  ----------------
TOTAL INVESTMENT RETURN(a):                                               (.60)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                                       $237,508
Average net assets (000)                                              $216,738
Ratios to average net assets:
   Expenses, including distribution fees                                  1.55%(c)
   Expenses, excluding distribution fees                                  1.30%(c)
   Net investment income                                                  5.24%(c)
For Class A, B, C, and Z shares:
   Portfolio turnover rate                                                 140%

------------------------------
(a) Total investment return based on net asset value is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return does not consider the effect of sales load. Prior to January 15, 1996 the Fund operated as a closed-end investment company and total investment return was calculated based on market value assuming a purchase of common stock at the current market value on the first day and a sale at the current market value on the last day of each period reported. Dividends and distributions are assumed for purposes of this calculation to be reinvested at prices obtained under the dividend reinvestment plan. This calculation does not reflect brokerage commissions. Total investment returns for periods of less than a full year are not annualized.
(b) Calculated based upon weighted average shares outstanding during the period.
(c) Annualized.
(d) Prior to January 15, 1996 the Fund operated as a closed-end investment company.

    30                                     See Notes to Financial Statements

       Prudential Global Total Return Fund, Inc.
             Financial Highlights (Unaudited) Cont'd.

                                               Class A(d)
---------------------------------------------------------------------------------------------------------
                                         Year Ended December 31,
---------------------------------------------------------------------------------------------------------
      2000              1999(b)              1998(b)              1997(b)              1996(d)
---------------------------------------------------------------------------------------------------------
    $   7.26            $   8.03             $   7.88             $   8.38             $   8.44
----------------    ----------------     ----------------     ----------------     ----------------
         .42                 .44                  .52                  .55                  .62
        (.18)               (.75)                 .16                 (.18)                 .32
----------------    ----------------     ----------------     ----------------     ----------------
        (.24)               (.31)                 .68                  .37                  .94
----------------    ----------------     ----------------     ----------------     ----------------
          --                (.33)                (.35)                (.68)                (.62)
          --                  --                 (.02)                (.19)                (.50)
          --                  --                 (.16)                  --                   --
        (.40)               (.13)                  --                   --                   --
----------------    ----------------     ----------------     ----------------     ----------------
        (.40)               (.46)                (.53)                (.87)               (1.12)
----------------    ----------------     ----------------     ----------------     ----------------
          --                  --                   --                   --                  .12
----------------    ----------------     ----------------     ----------------     ----------------
    $   7.10            $   7.26             $   8.03             $   7.88             $   8.38
----------------    ----------------     ----------------     ----------------     ----------------
----------------    ----------------     ----------------     ----------------     ----------------
       (3.49)%             (3.95)%               8.92%                4.55%               13.15%
    $208,101            $257,548             $158,932             $183,054             $229,770
    $225,914            $166,940             $171,427             $204,795             $299,026
        1.62%               1.75%                1.33%                1.39%                1.33%
        1.37%               1.50%                1.18%                1.24%                1.18%
        5.74%               6.00%                6.42%                6.73%                7.01%
         436%                132%                  46%                  43%                  32%

    See Notes to Financial Statements                                     31

       Prudential Global Total Return Fund, Inc.
             Financial Highlights (Unaudited) Cont'd.

                                                                      Class B
                                                                 -----------------
                                                                 Six Months Ended
                                                                 June 30, 2001(b)
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                  $  7.10
                                                                      -------
Income from investment operations
Net investment income                                                     .36
Net realized and unrealized gain (loss) on investment and
   foreign currencies                                                    (.42)
                                                                      -------
      Total from investment operations                                   (.06)
                                                                      -------
Less distributions
Dividends from net investment income                                     (.15)
Distributions in excess of net investment income                           --
Distributions from net realized capital gains                              --
Tax return of capital distributions                                        --
                                                                      -------
      Total distributions                                                (.15)
                                                                      -------
Redemption fee retained by Fund                                            --
                                                                      -------
Net asset value, end of period                                        $  6.89
                                                                      -------
                                                                      -------
TOTAL INVESTMENT RETURN(a):                                              (.84)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                                       $ 7,543
Average net assets (000)                                              $ 6,629
Ratios to average net assets:
   Expenses, including distribution fees                                 2.05%(c)
   Expenses, excluding distribution fees                                 1.30%(c)
   Net investment income                                                 4.75%(c)

------------------------------
(a) Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment return does not consider the effect of sales load. Total investment returns for periods of less than a full year are not annualized.
(b) Calculated based upon weighted average shares outstanding during the period.
(c) Annualized.
(d) Commencement of offering of Class B shares.

    32                                     See Notes to Financial Statements

       Prudential Global Total Return Fund, Inc.
             Financial Highlights (Unaudited) Cont'd.

                                                   Class B
-------------------------------------------------------------------------------------------------------------
                           Year Ended December 31,                                 January 15, 1996(d)
------------------------------------------------------------------------------           Through
      2000              1999(b)              1998(b)              1997(b)           December 31, 1996
-------------------------------------------------------------------------------------------------------------
     $ 7.26              $ 8.03               $ 7.89               $ 8.39                 $ 8.51
    -------             -------              -------              -------                -------
        .37                 .40                  .46                  .49                    .57
       (.17)               (.76)                 .16                 (.16)                   .26
    -------             -------              -------              -------                -------
        .20                (.36)                 .62                  .33                    .83
    -------             -------              -------              -------                -------
         --                (.28)                (.30)                (.64)                  (.57)
         --                  --                 (.02)                (.19)                  (.50)
         --                  --                 (.16)                  --                     --
       (.36)               (.13)                  --                   --                     --
    -------             -------              -------              -------                -------
       (.36)               (.41)                (.48)                (.83)                 (1.07)
    -------             -------              -------              -------                -------
         --                  --                   --                   --                    .12
    -------             -------              -------              -------                -------
     $ 7.10              $ 7.26               $ 8.03               $ 7.89                 $ 8.39
    -------             -------              -------              -------                -------
    -------             -------              -------              -------                -------
       2.82%              (4.35)%               8.13%                3.98%                 11.99%
     $6,145              $7,810               $3,625               $2,300                 $  175
     $6,821              $4,642               $3,048               $1,246                 $   52
       2.12%               2.25%                1.93%                1.99%                  1.93%(c)
       1.37%               1.50%                1.18%                1.24%                  1.18%(c)
       5.24%               5.49%                5.86%                6.13%                  6.41%(c)

    See Notes to Financial Statements                                     33

       Prudential Global Total Return Fund, Inc.
             Financial Highlights (Unaudited) Cont'd.

                                                                      Class C
                                                                  ----------------
                                                                  Six Months Ended
                                                                  June 30, 2001(b)
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                   $ 7.10
                                                                      -------
Income from investment operations
Net investment income                                                     .36
Net realized and unrealized gain (loss) on investment and
   foreign currencies                                                    (.42)
                                                                      -------
      Total from investment operations                                   (.06)
                                                                      -------
Less distributions
Dividends from net investment income                                     (.15)
Distributions in excess of net investment income                           --
Distributions from net realized capital gains                              --
Tax return of capital distributions                                        --
                                                                      -------
      Total distributions                                                (.15)
                                                                      -------
Redemption fee retained by Fund                                            --
                                                                      -------
Net asset value, end of period                                         $ 6.89
                                                                      -------
                                                                      -------
TOTAL INVESTMENT RETURN(a):                                              (.84)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                                        $  591
Average net assets (000)                                               $  470
Ratios to average net assets:
   Expenses, including distribution fees                                 2.05%(c)
   Expenses, excluding distribution fees                                 1.30%(c)
   Net investment income                                                 4.78%(c)

------------------------------
(a) Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment return does not consider the effect of sales load. Total investment returns for periods of less than a full year are not annualized.
(b) Calculated based upon weighted average shares outstanding during the period.
(c) Annualized.
(d) Commencement of offering of Class C shares.
(e) Figure is actual and not rounded to nearest thousand.

    34                                     See Notes to Financial Statements

       Prudential Global Total Return Fund, Inc.
             Financial Highlights (Unaudited) Cont'd.

                                                   Class C
-------------------------------------------------------------------------------------------------------------
                           Year Ended December 31,                                 January 15, 1996(d)
------------------------------------------------------------------------------           Through
      2000              1999(b)              1998(b)              1997(b)           December 31, 1996
-------------------------------------------------------------------------------------------------------------
     $ 7.26              $ 8.03               $ 7.89               $ 8.39                 $ 8.51
    -------             -------              -------              -------                -------
        .36                 .40                  .46                  .49                    .57
       (.16)               (.76)                 .16                 (.16)                   .26
    -------             -------              -------              -------                -------
        .20                (.36)                 .62                  .33                    .83
    -------             -------              -------              -------                -------
         --                (.28)                (.30)                (.64)                  (.57)
         --                  --                 (.02)                (.19)                  (.50)
         --                  --                 (.16)                  --                     --
       (.36)               (.13)                  --                   --                     --
    -------             -------              -------              -------                -------
       (.36)               (.41)                (.48)                (.83)                 (1.07)
    -------             -------              -------              -------                -------
         --                  --                   --                   --                    .12
    -------             -------              -------              -------                -------
     $ 7.10              $ 7.26               $ 8.03               $ 7.89                 $ 8.39
    -------             -------              -------              -------                -------
    -------             -------              -------              -------                -------
       2.82%              (4.35)%               8.13%                3.98%                 11.99%
     $  424              $  561               $  275               $  190                 $  210(e)
     $  482              $  354               $  220               $  397                 $  204(e)
       2.12%               2.25%                1.93%                1.99%                  1.93%(c)
       1.37%               1.50%                1.18%                1.24%                  1.18%(c)
       5.29%               5.51%                5.84%                6.05%                  6.41%(c)

    See Notes to Financial Statements                                     35

       Prudential Global Total Return Fund, Inc.
             Financial Highlights (Unaudited) Cont'd.

                                                                      Class Z
                                                                  ----------------
                                                                  Six Months Ended
                                                                  June 30, 2001(b)
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                  $   7.10
                                                                      --------
Income from investment operations
Net investment income                                                      .42
Net realized and unrealized gain (loss) on investment and
   foreign currencies                                                     (.45)
                                                                      --------
      Total from investment operations                                    (.03)
                                                                      --------
Less distributions
Dividends from net investment income                                      (.18)
Distributions in excess of net investment income                            --
Distributions from net realized capital gains                               --
Tax return of capital distributions                                         --
                                                                      --------
      Total distributions                                                 (.18)
                                                                      --------
Redemption fee retained by Fund                                             --
                                                                      --------
Net asset value, end of period                                        $   6.89
                                                                      --------
                                                                      --------
TOTAL INVESTMENT RETURN(a):                                               (.48)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                                       $ 12,271
Average net assets (000)                                              $ 11,120
Ratios to average net assets:
   Expenses, including distribution fees                                  1.30%(c)
   Expenses, excluding distribution fees                                  1.30%(c)
   Net investment income                                                  5.49%(c)

------------------------------
(a) Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment return does not consider the effect of sales load. Total investment returns for periods of less than a full year are not annualized.
(b) Calculated based upon weighted average shares outstanding during the period.
(c) Annualized.
(d) Commencement of offering of Class Z shares.

    36                                     See Notes to Financial Statements

       Prudential Global Total Return Fund, Inc.
             Financial Highlights (Unaudited) Cont'd.

                                       Class Z
-------------------------------------------------------------------------------------
               Year Ended December 31,                      March 17, 1997(d)
------------------------------------------------------           Through
      2000               1999(b)            1998(b)        December 31, 1997(b)
-------------------------------------------------------------------------------------
    $   7.27             $   8.03            $ 7.88               $ 8.32
    --------             --------         ------------           -------
         .43                  .42               .52                  .39
        (.18)                (.71)              .17                  .05
    --------             --------         ------------           -------
         .25                 (.29)              .69                  .44
    --------             --------         ------------           -------
          --                 (.34)             (.36)                (.69)
          --                   --              (.02)                (.19)
          --                   --              (.16)                  --
        (.42)                (.13)               --                   --
    --------             --------         ------------           -------
        (.42)                (.47)             (.54)                (.88)
    --------             --------         ------------           -------
          --                   --                --                   --
    --------             --------         ------------           -------
    $   7.10             $   7.27            $ 8.03               $ 7.88
    --------             --------         ------------           -------
        3.78%               (3.74)%            9.07%                5.56%
    $ 10,551             $ 12,847            $2,435               $  686
    $ 11,136             $  4,604            $1,771               $  257
        1.37%                1.50%             1.18%                1.24%(c)
        1.37%                1.50%             1.18%                1.24%(c)
        5.98%                6.11%             6.65%                5.41%(c)

    See Notes to Financial Statements                                     37

Prudential Global Total Return Fund, Inc.

     Prudential Mutual Funds

Prudential offers a broad range of mutual funds designed to meet your individual needs. For information about these funds, contact your financial professional or call us at (800)
225-1852. Read the prospectus carefully before you invest or send money.

STOCK FUNDS
Large Capitalization Stock Funds
Prudential 20/20 Focus Fund
Prudential Equity Fund, Inc.
Prudential Stock Index Fund
Prudential Tax-Managed Funds
    Prudential Tax-Managed Equity Fund
Prudential Value Fund
Target Funds
    Large Capitalization Growth Fund
    Large Capitalization Value Fund
The Prudential Investment Portfolios, Inc.
    Prudential Jennison Growth Fund

Small- to Mid-Capitalization Stock Funds
Nicholas-Applegate Fund, Inc.
    Nicholas-Applegate Growth Equity Fund
Prudential Small Company Fund, Inc.
Prudential Tax-Managed Small-Cap Fund, Inc.
Prudential U.S. Emerging Growth Fund, Inc.
Target Funds
    Small Capitalization Growth Fund
    Small Capitalization Value Fund
The Prudential Investment Portfolios, Inc.
    Prudential Jennison Equity Opportunity Fund

Sector Stock Funds
Prudential Natural Resources Fund, Inc.
Prudential Real Estate Securities Fund
Prudential Sector Funds, Inc.
    Prudential Financial Services Fund
    Prudential Health Sciences Fund
    Prudential Technology Fund
    Prudential Utility Fund

Global/International Stock Funds
Global Utility Fund, Inc.
Prudential Europe Growth Fund, Inc.
Prudential Pacific Growth Fund, Inc.
Prudential World Fund, Inc.
    Prudential Global Growth Fund
    Prudential International Value Fund
    Prudential Jennison International Growth Fund
Target Funds
    International Equity Fund

Strategic Partners Series
Strategic Partners Focused Growth Fund*
Strategic Partners New Era Growth Fund*
Strategic Partners Focused Value Fund*

balanced/allocation funds
Prudential Diversified Funds
    Conservative Growth Fund
    Moderate Growth Fund
    High Growth Fund
The Prudential Investment Portfolios, Inc.
    Prudential Active Balanced Fund

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                                       www.prudential.com    (800) 225-1852

BOND FUNDS
Taxable Bond Funds
Prudential Government Income Fund, Inc.
Prudential High Yield Fund, Inc.
Prudential High Yield Total Return Fund, Inc.
Prudential Short-Term Corporate Bond Fund, Inc.
    Income Portfolio
Prudential Total Return Bond Fund, Inc.
Target Funds
    Total Return Bond Fund

Tax-Free Bond Funds
Prudential California Municipal Fund
    California Series
    California Income Series
Prudential Municipal Bond Fund
    High Income Series
    Insured Series
Prudential Municipal Series Fund
    Florida Series
    New Jersey Series
    New York Series
    Pennsylvania Series
Prudential National Municipals Fund, Inc.

Global/International Bond Funds
Prudential Global Total Return Fund, Inc.

MONEY MARKET FUNDS
Taxable Money Market Funds
Cash Accumulation Trust
    Liquid Assets Fund
    National Money Market Fund
Prudential Government Securities Trust
    Money Market Series
    U.S. Treasury Money Market Series
Prudential Institutional Liquidity Portfolio, Inc.
    Institutional Money Market Series
Prudential MoneyMart Assets, Inc.
Special Money Market Fund, Inc.

Tax-Free Money Market Funds
Prudential California Municipal Fund
    California Money Market Series
Prudential Municipal Series Fund
    New Jersey Money Market Series
    New York Money Market Series
Prudential Tax-Free Money Fund, Inc.

Other Money Market Funds
Command Government Fund
Command Money Fund
Command Tax-Free Fund

* Not currently exchangeable with the Prudential mutual funds.

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Prudential Global Total Return Fund, Inc.

      Getting the Most from Your Prudential Mutual Fund

Some mutual fund shareholders won't ever read this-- they don't read annual and semiannual reports. It's quite understandable. These annual and semiannual reports are prepared to comply with federal regulations, and are often written in language that is difficult to understand. So when most people run into those particularly daunting sections of these reports, they don't read them.

WE THINK THAT'S A MISTAKE
At Prudential Mutual Funds, we've made some changes to our report to make it easier to understand and more pleasant to read. We hope you'll find it profitable to spend a few minutes familiarizing yourself with your investment. Here's what you'll find in the report:

PERFORMANCE AT A GLANCE
Since an investment's performance is often a shareholder's primary concern, we present performance information in two different formats.
You'll find it first on the "Performance at a Glance" page where we compare the Fund and the comparable average calculated by Lipper, Inc., a nationally recognized mutual fund rating agency. We report both the cumulative total returns and the average annual total returns. The cumulative total return is the total amount of income and appreciation the Fund has achieved in various time periods. The average annual total return is an annualized representation of the Fund's performance.
It gives you an idea of how much the Fund has earned in an average year for a given time period. Under the performance box, you'll see legends that explain the performance information, whether fees and sales charges have been included in returns, and the inception dates for the Fund's share classes.

See the performance comparison charts at the back of the report for more performance information. Please keep in mind that past performance is not indicative of future results.

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                               www.prudential.com     (800) 225-1852

INVESTMENT ADVISER'S REPORT
The portfolio manager, who invests your money for you, reports on successful--and not-so-successful-- strategies in this section of your report. Look for recent purchases and sales here, as well as information about the sectors the portfolio manager favors, and any changes that are on the drawing board.

PORTFOLIO OF INVESTMENTS
This is where the report begins to appear technical, but it's really just a listing of each security held at the end of the reporting period, along with valuations and other information. Please note that sometimes we discuss a security in the "Investment Adviser's Report" section that doesn't appear in this listing because it was sold before the close of the reporting period.

STATEMENT OF ASSETS AND LIABILITIES
The balance sheet shows the assets (the value of the Fund's holdings), liabilities (how much the Fund owes), and net assets (the Fund's equity, or holdings after the Fund pays its debts) as of the end of the reporting period. It also shows how we calculate the net asset value per share for each class of shares. The net asset value is reduced by payment of your dividend, capital gain, or other distribution, but remember that the money or new shares are being paid or issued to you. The net asset value fluctuates daily, along with the value of every security in the portfolio.

STATEMENT OF OPERATIONS
This is the income statement, which details income
(mostly interest and dividends earned) and expenses
(including what you pay us to manage your money).
You'll also see capital gains here--both realized and unrealized.

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Prudential Global Total Return Fund, Inc.

     Getting the Most from Your Prudential Mutual Fund

STATEMENT OF CHANGES IN NET ASSETS
This schedule shows how income and expenses translate into changes in net assets. The Fund is required to pay out the bulk of its income to shareholders every year, and this statement shows you how we do it (through dividends and distributions) and how that affects the net assets. This statement also shows how money from investors flowed into and out of the Fund.

NOTES TO FINANCIAL STATEMENTS
This is the kind of technical material that can intimidate readers, but it does contain useful information. The Notes provide a brief history and explanation of your Fund's objectives. In addition, they outline how Prudential Mutual Funds prices securities. The Notes also explain who manages and distributes the Fund's shares and, more importantly, how much they are paid for doing so. Finally, the Notes explain how many shares are outstanding and the number issued and redeemed over the period.

FINANCIAL HIGHLIGHTS
This information contains many elements from prior pages, but on a per-share basis. It is designed to help you understand how the Fund performed, and to compare this year's performance and expenses to those of prior years.

INDEPENDENT ACCOUNTANT'S REPORT
Once a year, an independent accountant looks over our books and certifies that the financial statements are fairly presented in accordance with generally accepted accounting principles.

TAX INFORMATION
This is information that we report annually about how much of your total return is taxable. Should you have any questions, you may want to consult a tax adviser.

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                                 www.prudential.com    (800) 225-1852

PERFORMANCE COMPARISON
These charts are included in the annual report and are required by the Securities Exchange Commission.
Performance is presented here as the return on a hypothetical $10,000 investment in the Fund since its inception or for 10 years (whichever is shorter). To help you put that return in context, we are required to include the performance of an unmanaged, broad-based securities index as well.
The index does not reflect the cost of buying the securities it contains or the cost of managing a mutual fund. Of course, the index holdings do not mirror those of the Fund--the index is a broad-based reference point commonly used by investors to measure how well they are doing. A definition of the selected index is also provided. Investors cannot invest directly in an index.

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Prudential Global Total Return Fund, Inc.

     Getting the Most from Your Prudential Mutual Fund

When you invest through Prudential Mutual Funds, you receive financial advice from a Prudential
Securities Financial Advisor or Pruco Securities registered representative. Your financial professional can provide you with the following services:

THERE'S NO REWARD WITHOUT RISK; BUT IS THIS RISK
WORTH IT?
Your financial professional can help you match the reward you seek with the risk you can tolerate. Risk can be difficult to gauge--sometimes even the simplest investments bear surprising risks. The educated investor knows that markets seldom move in just one direction. There are times when a market sector or asset class will lose value or provide little in the way of total return. Managing your own expectations is easier with help from someone who understands the markets, and who knows you!

KEEPING UP WITH THE JONESES
A financial professional can help you wade through the numerous available mutual funds to find the ones that fit your individual investment profile and risk tolerance. While the newspapers and popular magazines are full of advice about investing, they are aimed at generic groups of people or representative individuals--not at you personally.
Your financial professional will review your investment objectives with you. This means you can make financial decisions based on the assets and liabilities in your current portfolio and your risk tolerance--not just based on the current investment fad.

BUY LOW, SELL HIGH
Buying at the top of a market cycle and selling at the bottom are among the most common investor mistakes. But sometimes it's difficult to hold on to an investment when it's losing value every month.
Your financial professional can answer questions when you're confused or worried about your investment, and should remind you that you're investing for the long haul.

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                         www.prudential.com     (800) 225-1852

FOR MORE INFORMATION

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077
(800) 225-1852

Directors
Saul K. Fenster
Delayne Dedrick Gold
Robert F. Gunia
Douglas H. McCorkindale
W. Scott McDonald, Jr.
Thomas T. Mooney
Stephen P. Munn
David R. Odenath, Jr.
Richard A. Redeker
Judy A. Rice
Robin B. Smith
Louis A. Weil, III
Clay T. Whitehead

Officers
David R. Odenath, Jr., President
Robert F. Gunia, Vice President
Judy A. Rice, Vice President
Grace C. Torres, Treasurer
Marguerite E.H. Morrison, Secretary
William V. Healey, Assistant Secretary

Manager
Prudential Investments Fund Management LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Investment Adviser
Prudential Investment Management, Inc.
Prudential Plaza
Newark, NJ 07102-3777

Distributor
Prudential Investment Management Services LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Custodian
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services LLC
P.O. Box 8098
Philadelphia, PA 19101

Independent Accountants
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Gardner, Carton & Douglas
Quaker Tower
321 North Clark Street
Chicago, IL 60610-4795

Fund Symbols     NASDAQ      CUSIP
     Class A     GTRAX     744337106
     Class B     PBTRX     744337205
     Class C     PCTRX     744337304
     Class Z     PZTRX     744337403

The views expressed in this report and information about the Fund's portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of June 30, 2001, were not audited and, accordingly, no opinion is expressed on them.

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(LOGO)
Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ  07102-4077
(800) 225-1852


MF169E2    744337106    744337205    744337304    744337403

(LOGO) Printed on Recycled Paper